SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following table presents total revenues for the years ended December 31, 2013, 2012 and 2011 and long-lived assets as of December 31, 2013, 2012 and 2011 according to geographic region:

	2013		2012		2011
	Total revenues	Long- lived assets	Total revenues	Long- lived assets	Total revenues	Long- lived assets
North America	$9,656	$32	$9,023	$37	$8,694	$34
Europe	972	16	969	33	714	59
Asia Pacific	619	—	291	—	263	—
South America	367	—	430	—	—	—
	$11,614	$48	$10,713	$70	$9,671	$93